Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 1,082,000	$ 38,533	$ 1,325,327
Current	551,655	19,646	765,834
Non-current	530,345	18,887	559,493
Time deposits with original maturity of over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	35,988	1,282	25,885
Guaranty deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	516,505	18,394	661,667
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	367,550	13,089	620,817
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 161,957	$ 5,768	$ 16,958